STATEMENT OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Loss from operations		$ (75,599,000)
Other (expense) income:
Change in fair value of derivative warrant liabilities		(1,949,000)
Income tax expense		0
Net income (loss)		$ (76,356,000)
Weighted average shares outstanding of common stock - basic (in shares)		2,126,346,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)		2,126,346,000
Basic and diluted net income (loss) per share - basic (in dollars per share)		$ (54.10)
Basic and diluted net income (loss) per share - diluted (in dollars per share)		$ (54.10)
AMCI ACQUISITION CORP. II
General and administrative expenses	$ 951,461	$ 5,923,760
General and administrative expenses – related party	50,000	120,000
Capital base tax expense	198,129	246,182
Franchise tax expense	188,237	200,050
Loss from operations	(1,387,827)	(6,489,992)
Other (expense) income:
Change in fair value of derivative warrant liabilities	1,905,000	2,969,630
Gain from extinguishment of deferred underwriting commissions on public shares		171,700
Offering costs allocated to derivative warrant liabilities	(476,450)	0
Income from investments held in trust account	6,015	2,299,536
Loss before income taxes		(1,049,126)
Income tax expense	0	309,320
Net income (loss)	$ 46,738	$ (1,358,446)
Class A Common stock | AMCI ACQUISITION CORP. II
Other (expense) income:
Weighted average shares outstanding of common stock - basic (in shares)	4,690,909	15,000,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)	4,690,909	15,000,000
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ 0.01	$ (0.07)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ 0.01	$ (0.07)
Class B Common Stock | AMCI ACQUISITION CORP. II
Other (expense) income:
Weighted average shares outstanding of common stock - basic (in shares)	3,750,000	3,750,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)	3,750,000	3,750,000
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ 0.01	$ (0.07)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ 0.01	$ (0.07)